LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 4.26%
321 Henderson Receivables I LLC, 2004-A A1 (1 Month LIBOR USD + 0.464%) (a)(c)	09/15/2045	5.80%	$20,592	$20,390
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	701,715	685,138
AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	2,075,176	2,040,810
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	2,120,000	2,059,278
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	3,058,003	2,929,008
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	2,613,766	2,556,720
Series 2021-P4 A-3	01/11/2027	1.31%	6,597,546	6,331,404
Series 2022-P3	11/10/2027	4.61%	4,800,000	4,704,629
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	4,028,250	3,524,525
Diamond Resorts Owner Trust, 2021-1A A (a)	11/21/2033	1.51%	857,107	786,093
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	1,488,204	1,343,845
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	233,407	229,963
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/25/2041	6.26%	4,975,485	4,882,711
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	1,134,358	1,110,881
Series 2021-3 A3	06/16/2026	0.48%	3,676,322	3,553,639
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	890,118	834,203
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,216,857	1,202,011
Invitation Homes Trust, 2018-SFR4 A (1 Month LIBOR USD + 1.214%) (a)(c)	01/17/2038	6.55%	860,930	860,519
John Deere Owner Trust, 2022-C	08/15/2025	4.98%	4,728,637	4,713,835
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	395,493	378,719
Series 2019-2A A (a)	10/20/2038	2.22%	582,312	545,863
Series 2021-1WA A (a)	01/22/2041	1.14%	1,463,251	1,328,453
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	1,740,819	1,506,038
PFS Financing Corp.
Series 2020-G A (a)	02/15/2026	0.97%	2,288,000	2,245,993
Series 2021-B A (a)	08/15/2026	0.77%	3,550,000	3,385,218
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	2,521,600	2,255,934
Santander Drive Auto Receivables Trust, 2022-6 A3	11/16/2026	4.49%	4,500,000	4,471,778
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	358,984	355,021
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,526,358	1,254,917
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	5,767,275	4,984,292
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,878,786
Toyota Auto Loan Extended Note Trust, 2020-1 A (a)	05/25/2033	1.35%	1,950,000	1,810,572
Toyota Auto Receivables Owner Trust, 2022-C A3	04/15/2027	3.76%	3,000,000	2,909,542
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	1,746,467	1,736,546
Volkswagen Auto Loan Enhanced Trust, 2021-1 A3	06/22/2026	1.02%	4,581,234	4,420,234
TOTAL ASSET BACKED SECURITIES (Cost $84,720,540)				80,837,508

CORPORATE BONDS: 7.96%
Aerospace & Defense: 0.20%
Boeing Co.	02/01/2028	3.25%	2,075,000	1,868,502
L3Harris Technologies, Inc.	01/15/2027	5.40%	1,120,000	1,110,383
Raytheon Technologies Corp.	11/16/2028	4.13%	860,000	802,276
				3,781,161
Agriculture: 0.06%
Philip Morris International, Inc.	02/15/2028	4.88%	1,275,000	1,235,184

Auto Manufacturers: 0.30%
General Motors Financial Co, Inc.	06/23/2028	5.80%	1,875,000	1,831,629
Toyota Motor Credit Corp.	09/11/2025	5.60%	1,280,000	1,281,940
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,315,000	1,306,129
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,340,000	1,216,599
				5,636,297
Banks: 3.48%
Banco Santander SA (b)	03/24/2025	3.50%	1,075,000	1,033,367
Banco Santander SA (b)	05/28/2025	2.75%	765,000	720,476
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	5,455,000	5,003,267
Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	2,665,000	2,516,749
Bank of America NA	08/18/2026	5.53%	4,760,000	4,737,653
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	2,065,000	2,042,569
Barclays PLC (SOFR + 2.220%) (b)(c)	09/13/2029	6.49%	1,655,000	1,642,210
Canadian Imperial Bank (b)	04/07/2027	3.45%	1,490,000	1,375,831
Citibank NA	09/29/2028	5.80%	2,190,000	2,191,002
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	3,255,000	3,208,891
Credit Suisse AG (b)	07/09/2027	5.00%	1,425,000	1,369,056
Deutsche Bank NY (b)	05/28/2024	0.90%	1,015,000	979,549
Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	1,215,000	1,201,652
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.463%) (c)	09/29/2025	3.27%	5,370,000	5,203,639
Goldman Sachs Group, Inc. (SOFR + 1.075%) (c)	08/10/2026	5.80%	4,665,000	4,629,940
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,910,000	1,780,358
ING Groep NV (b)	04/09/2024	3.55%	1,955,000	1,929,030
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	1,510,000	1,457,353
JPMorgan Chase & Co. (SOFR + 1.450%) (c)	07/24/2029	5.30%	4,365,000	4,247,901
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,870,000	1,773,222
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	650,000	624,280
Morgan Stanley (SOFR + 1.630%) (c)	07/20/2029	5.45%	1,060,000	1,033,770
Morgan Stanley Bank NA	07/16/2025	5.48%	2,430,000	2,421,489
Morgan Stanley Bank NA	04/21/2026	4.75%	1,250,000	1,221,980
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,275,000	1,218,760
Royal Bank of Canada (b)	07/26/2024	3.97%	1,635,000	1,608,304
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	680,000	655,720
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,595,000	1,542,764
Toronto-Dominion Bank (b)	09/10/2026	1.25%	1,960,000	1,728,162
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	900,000	871,752
UBS Group AG (1 Year CMT Rate + 1.600%) (a)(b)(c)	12/22/2027	6.33%	770,000	768,805
Wells Fargo & Co. (SOFR + 1.740%) (c)	07/25/2029	5.57%	1,700,000	1,660,172
Wells Fargo Bank NA	08/07/2026	5.45%	1,750,000	1,739,220
				66,138,893
Biotechnology: 0.15%
Amgen, Inc.	03/02/2028	5.15%	2,825,000	2,778,730

Building Materials: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	880,000	835,420

Chemicals: 0.04%
Nutrien Ltd. (b)	03/27/2028	4.90%	750,000	724,516

Cosmetics & Personal Care: 0.13%
Haleon US Capital LLC	03/24/2027	3.38%	2,565,000	2,379,975

Diversified Financial Services: 0.51%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2027	6.10%	2,720,000	2,706,971
Air Lease Corp.	12/15/2027	5.85%	1,700,000	1,677,352
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	1,665,000	1,634,436
Charles Schwab Corp.	03/03/2027	2.45%	1,375,000	1,224,942
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,355,000	1,329,730
Private Export Funding Corp.	06/15/2025	3.25%	1,255,000	1,207,341
				9,780,772
Electric: 0.33%
Florida Power & Light Co.	04/01/2028	5.05%	1,690,000	1,668,980
Florida Power & Light Co.	05/15/2028	4.40%	1,350,000	1,301,879
Georgia Power Co.	05/16/2028	4.65%	940,000	906,967
NSTAR Electric Co.	05/15/2027	3.20%	2,240,000	2,079,736
Southern California Edison Co.	02/01/2026	1.20%	460,000	415,272
				6,372,834
Entertainment: 0.22%
Warnermedia Holdings, Inc.	03/15/2027	3.76%	4,455,000	4,113,296

Food: 0.16%
Nestle Holdings, Inc. (a)	03/13/2026	5.25%	1,730,000	1,726,150
SYSCO Corp.	07/15/2027	3.25%	1,335,000	1,227,129
				2,953,279
Healthcare - Services : 0.04%
HCA, Inc.	03/15/2027	3.13%	915,000	831,211

Healthcare - Products: 0.40%
Baxter International, Inc.	11/29/2024	1.32%	4,065,000	3,848,238
PerkinElmer, Inc.	09/15/2024	0.85%	3,890,000	3,696,020
				7,544,258
Household Products & Wares: 0.06%
Clorox Co.	10/01/2027	3.10%	1,245,000	1,138,778

Insurance: 0.32%
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,630,000	1,497,117
Metropolitan Life Global Funding I (a)	01/06/2028	5.05%	680,000	664,908
Principal Life Global Funding II (a)	01/12/2026	0.88%	1,670,000	1,491,428
Protective Life Global Funding (a)	07/05/2024	0.78%	2,455,000	2,359,098
				6,012,551
Machinery - Diversified: 0.04%
John Deere Capital Corp.	07/14/2028	4.95%	840,000	828,532

Media: 0.12%
Charter Communications Operating LLC	07/23/2025	4.91%	2,410,000	2,355,894

Oil & Gas: 0.04%
Pioneer Natural Resources Co.	03/29/2026	5.10%	785,000	775,235

Pharmaceuticals: 0.25%
CVS Health Corp.	06/01/2026	2.88%	2,230,000	2,077,418
Pfizer Investment Enterprises Pte Ltd. (b)	05/19/2028	4.45%	2,760,000	2,661,635
				4,739,053
Pipelines: 0.20%
Enbridge, Inc. (b)	02/14/2025	2.50%	1,000,000	952,934
Enterprise Products Operating LLC	01/10/2026	5.05%	1,175,000	1,162,350
MPLX LP	03/01/2026	1.75%	1,880,000	1,704,870
				3,820,154
Real Estate Investment Trusts: 0.26%
Brixmor Operating Partnership LP	06/15/2026	4.13%	1,335,000	1,257,550
SITE Centers Corp.	02/01/2025	3.63%	1,115,000	1,061,470
SITE Centers Corp.	06/01/2027	4.70%	2,775,000	2,569,304
				4,888,324
Software: 0.06%
Oracle Corp.	03/25/2028	2.30%	1,270,000	1,100,435

Telecommunications: 0.55%
AT&T, Inc.	06/01/2027	2.30%	1,825,000	1,616,094
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	1,490,000	1,415,466
T-Mobile USA, Inc.	02/15/2026	2.25%	3,295,000	3,035,500
T-Mobile USA, Inc.	07/15/2028	4.80%	1,665,000	1,600,350
Verizon Communications, Inc.	03/22/2028	2.10%	3,155,000	2,710,624
				10,378,034
TOTAL CORPORATE BONDS (Cost $155,710,776)				151,142,816

MORTGAGE BACKED SECURITIES: 7.08%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.944%) (a)(b)(c)	12/18/2037	6.28%	772,561	767,378
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.264%) (a)(c)	04/15/2034	6.60%	3,150,000	2,855,283
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,915,000	1,614,501
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	107,525	98,900
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/10/2036	2.47%	633,075	587,895
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 1.022%) (a)(c)	08/15/2036	6.36%	332,355	330,562
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 1.064%) (a)(c)	08/15/2038	6.40%	4,103,567	3,843,569
BX Commercial Mortgage Trust
Series 2019-XL A (1 Month LIBOR USD + 1.034%) (a)(c)	10/15/2036	6.37%	1,862,673	1,857,367
Series 2021-XL2 B (1 Month LIBOR USD + 1.112%) (a)(c)	10/15/2038	6.44%	4,300,616	4,187,272
Series 2021-CIP A (1 Month LIBOR USD + 1.035%) (a)(c)	12/15/2038	6.37%	6,050,000	5,920,950
BX Trust, 2022-PSB (TSFR1M + 2.949%) (a)(c)	08/15/2039	8.28%	981,879	981,834
Citigroup Commercial Mortgage Trust
Series 2019-PRM B (a)	05/10/2035	3.64%	1,000,000	994,578
Series 2021-PRM2 A (1 Month LIBOR USD + 1.064%) (a)(c)	10/15/2038	6.40%	5,250,000	5,131,554
Comm Mortgage Trust
Series 2014-UBS2 AM	03/10/2047	4.20%	2,450,000	2,421,890
Series 2014-LC17 A5	10/10/2047	3.92%	724,000	704,742
Series 2014-CR21 A3	12/10/2047	3.53%	1,503,841	1,459,034
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.86%	4,305,000	4,296,864
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/25/2041	6.16%	3,110,941	3,085,787
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	7.31%	1,503,102	1,515,191
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	3,554,331	3,595,806
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	8.06%	1,012,132	1,037,462
Connecticut Avenue Securities Trust 2023-R01, 2023-R01 (SOFR30A + 2.400%) (a)(c)	12/25/2042	7.71%	2,181,542	2,218,366
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 1.027%) (a)(c)	05/15/2036	6.36%	3,491,314	3,487,537
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.235%) (a)(c)	11/15/2038	6.57%	5,400,000	5,274,597
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.564%) (c)	07/25/2030	5.88%	285,980	285,772
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	6.21%	1,420,092	1,409,441
FHLMC Multifamily Structured Pass Through Certificates, K059 A1	09/25/2025	2.76%	1,247,859	1,193,839
FHLMC SUPER	10/01/2038	5.50%	11,815,000	11,693,273
FNMA UMBS	09/01/2038	5.50%	2,659,471	2,632,205
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.96%	314,019	313,725
Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.81%	4,245,927	4,184,913
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/25/2042	6.31%	1,305,847	1,293,663
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	3,287,869	3,316,254
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	7.31%	1,608,912	1,620,605
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	7.61%	2,263,179	2,280,792
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	6.61%	1,239,927	1,236,786
FRESB Multifamily Mortgage Pass Through Certificates
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	698,763	686,407
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,290,475	1,248,639
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	4,365,029	4,200,511
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,045,316	978,386
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.914%) (a)(c)	02/15/2038	6.25%	3,850,000	3,022,252
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.364%) (a)(c)	11/15/2036	6.70%	5,400,000	5,251,246
GS Mortgage Securities Trust
Series 2021-ROSS A (1 Month LIBOR USD + 1.264%) (a)(c)	05/15/2026	6.60%	5,000,000	4,406,657
Series 2019-600C A (a)	09/06/2034	2.94%	2,065,000	1,708,655
Series 2013-GC16 B (d)	11/10/2046	5.16%	146,261	144,917
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	964,875
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,267,159	1,058,451
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.914%) (a)(c)	04/15/2038	6.25%	1,795,304	1,774,777
Series 2013-C15 A-S	11/15/2045	4.42%	642,135	640,522
Series 2014-C23 ASB	09/15/2047	3.66%	538,823	531,018
Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	902,305
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	1,592,069	1,445,860
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	860,000
New Residential Mortgage Loan Trust
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	621,219	566,135
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	942,781	867,677
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.764%) (a)(c)	06/25/2057	6.08%	525,956	498,545
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.994%) (a)(c)	07/15/2038	6.33%	5,750,000	5,356,208
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.936%) (a)(c)	11/15/2036	6.27%	5,000,000	4,913,725
UBS-Barclays Commercial Mortgage Trust, 2013-C5 B (a)(d)	03/10/2046	3.65%	113,420	103,496
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	370,924	349,392
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	949,191	884,457
WFRBS Commercial Mortgage Trust
Series 2014-C24 A5	11/15/2047	3.61%	1,000,000	965,656
Series 2014-C22 AS (d)	09/15/2057	4.07%	350,000	321,142
TOTAL MORTGAGE BACKED SECURITIES (Cost $139,914,219)				134,382,098

MUNICIPAL BONDS: 0.47%
Forsyth County School District	02/01/2024	0.92%	1,330,000	1,309,906
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,350,000
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,685,057
State of Hawaii	08/01/2025	1.03%	4,220,000	3,904,589
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	689,301
TOTAL MUNICIPAL BONDS (Cost $9,295,000)				8,938,853

U.S. GOVERNMENT AGENCY ISSUES: 3.86%
Federal Farm Credit Banks Funding Corp.	03/06/2024	3.63%	10,000,000	9,915,815
Federal Farm Credit Banks Funding Corp.	03/10/2025	5.00%	14,165,000	14,106,992
Federal Farm Credit Banks Funding Corp.	08/14/2026	4.50%	11,900,000	11,783,738
Federal Home Loan Banks	04/14/2025	0.50%	9,350,000	8,697,792
Federal Home Loan Banks	02/25/2028	1.10%	11,160,000	9,446,115
Federal National Mortgage Association	07/02/2024	1.75%	5,000,000	4,862,004
Federal National Mortgage Association	04/22/2025	0.63%	6,045,000	5,631,412
Federal National Mortgage Association	12/18/2026	0.88%	10,105,000	8,854,515
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $74,866,065)				73,298,383

U.S. GOVERNMENT NOTES: 14.79%
United States Treasury Note	05/15/2024	0.25%	20,105,000	19,466,509
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,546,758
United States Treasury Note	08/31/2025	0.25%	16,325,000	14,895,925
United States Treasury Note	10/31/2025	0.25%	6,840,000	6,202,491
United States Treasury Note	06/15/2025	2.88%	1,385,000	1,333,441
United States Treasury Note	07/15/2025	3.00%	4,725,000	4,553,534
United States Treasury Note	09/15/2025	3.50%	33,580,000	32,597,523
United States Treasury Note	04/15/2026	3.75%	28,760,000	27,973,594
United States Treasury Note	05/31/2026	0.75%	81,650,000	73,331,906
United States Treasury Note	07/15/2026	4.50%	15,565,000	15,421,510
United States Treasury Note	08/15/2026	1.50%	10,175,000	9,274,354
United States Treasury Note	11/30/2027	3.88%	36,210,000	35,106,726
United States Treasury Note	01/31/2028	3.50%	5,520,000	5,268,797
United States Treasury Note	03/31/2028	3.63%	35,125,000	33,680,210
TOTAL U.S. GOVERNMENT NOTES (Cost $286,511,074)				280,653,278

SHORT TERM INVESTMENTS: 47.89%
U.S. GOVERNMENT AGENCY ISSUE: 0.48%
Federal Home Loan Banks	2/27/2024	5.02%	9,250,000	9,056,566
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $9,058,194)				9,056,566

U.S. TREASURY BILLS: 47.41%
United States Treasury Bill	10/19/2023	4.55%	179,329,000	178,898,431
United States Treasury Bill	11/9/2023	4.80%	102,478,000	101,931,792
United States Treasury Bill	12/7/2023	5.16%	180,687,000	178,927,185
United States Treasury Bill	1/18/2024	5.20%	61,619,000	60,639,720
United States Treasury Bill	2/15/2024	5.22%	182,607,000	178,953,388
United States Treasury Bill	3/14/2024	5.24%	205,463,000	200,495,190
TOTAL U.S. TREASURY BILLS (Cost $899,953,414)				899,845,706
TOTAL SHORT TERM INVESTMENTS (Cost $909,011,608)				908,902,272

TOTAL INVESTMENTS (Cost $1,660,029,282): 86.31%				1,638,155,208
Cash - Interest Bearing Deposit Account: 5.34%(e)(f)				101,402,757
Other Assets in Excess of Liabilities: 8.35% (g)				158,419,706
TOTAL NET ASSETS: 100.00%				$1,897,977,671

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2023, the value of these securities total $157,734,055 which represents 8.31% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(e)	A portion of this deposit account is pledged as collateral for derivative contracts. At September 30, 2023, the value of this collateral totals $12,832.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.

(g)	Includes assets pledged as collateral and due to broker for derivative contracts. At September 30, 2023, the net value of these assets and liabilities totals $159,784,769.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2023	(Unaudited)

				Currency to be Received		Currency to be Delivered
	Notional	Counterparty	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2023	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:		See key for abbreviation
	$29,677,345	DB	10/18/2023	AUD	$29,725,186	USD	$29,677,345	$47,841	$–
	3,795,059	BAML	12/22/2023	AUD	3,768,153	USD	3,795,059	–	(26,906)
	21,268,950	DB	10/18/2023	BRL	20,970,977	USD	21,268,950	–	(297,973)
	45,041,192	DB	10/18/2023	CAD	44,827,196	USD	45,041,192	–	(213,996)
	13,085,492	BAML	12/22/2023	CAD	13,018,364	USD	13,085,492	–	(67,128)
	44,155,853	DB	10/18/2023	CHF	43,307,667	USD	44,155,853	–	(848,186)
	34,819,526	BAML	12/22/2023	CHF	33,948,215	USD	34,819,526	–	(871,311)
	1,317,666	DB	10/18/2023	CLP	1,314,863	USD	1,317,666	–	(2,803)
	64,964,286	DB	10/18/2023	EUR	64,120,553	USD	64,964,286	–	(843,733)
	648,296	BAML	12/22/2023	EUR	638,069	USD	648,296	–	(10,227)
	43,965,919	DB	10/18/2023	GBP	42,781,935	USD	43,965,919	–	(1,183,984)
	26,808,383	BAML	12/22/2023	GBP	26,227,082	USD	26,808,383	–	(581,301)
	5,039,065	DB	10/18/2023	ILS	5,033,047	USD	5,039,065	–	(6,018)
	23,680,114	DB	10/18/2023	INR	23,633,379	USD	23,680,114	–	(46,735)
	36,125,076	DB	10/18/2023	JPY	35,551,578	USD	36,125,076	–	(573,498)
	2,873,880	BAML	12/22/2023	JPY	2,866,033	USD	2,873,880	–	(7,847)
	8,936,012	DB	10/18/2023	KRW	8,806,465	USD	8,936,012	–	(129,547)
	28,573,919	DB	10/18/2023	MXN	28,292,150	USD	28,573,919	–	(281,769)
	42,364,589	BAML	12/22/2023	MXN	41,822,212	USD	42,364,589	–	(542,377)
	17,682,045	DB	10/18/2023	NOK	17,634,741	USD	17,682,045	–	(47,304)
	36,364,262	DB	10/18/2023	NZD	36,686,310	USD	36,364,262	322,048	–
	1,820,316	BAML	12/22/2023	NZD	1,808,901	USD	1,820,316	–	(11,415)
	24,999,015	DB	10/18/2023	PLN	24,353,926	USD	24,999,015	–	(645,089)
	1,008,930	DB	11/15/2023	PLN	1,008,167	USD	1,008,930	–	(763)
	11,359,588	DB	10/18/2023	SEK	11,540,704	USD	11,359,588	181,116	–
	18,067,728	DB	10/18/2023	SGD	18,010,978	USD	18,067,728	–	(56,750)
	24,096,558	DB	10/18/2023	ZAR	24,129,349	USD	24,096,558	32,791	–
Total Purchase Contracts					605,826,200		612,539,064	583,796	(7,296,660)

Sale Contracts:
	$49,156,703	DB	10/18/2023	USD	$49,052,989	AUD	$49,156,703	$103,714	$–
	45,026,332	BAML	12/22/2023	USD	45,046,939	AUD	45,026,332	–	(20,607)
	8,171,304	DB	10/18/2023	USD	8,157,474	BRL	8,171,304	13,830	–
	81,381,049	DB	10/18/2023	USD	81,391,518	CAD	81,381,049	–	(10,469)
	64,371,906	BAML	12/22/2023	USD	64,278,588	CAD	64,371,906	93,318	–
	82,749,470	DB	10/18/2023	USD	81,656,189	CHF	82,749,470	1,093,281	–
	82,725,546	BAML	12/22/2023	USD	81,641,420	CHF	82,725,546	1,084,126	–
	2,359,567	DB	10/18/2023	USD	2,321,801	CLP	2,359,567	37,766	–
	106,800,116	DB	10/18/2023	USD	105,978,788	EUR	106,800,116	821,328	–
	49,551,735	BAML	12/22/2023	USD	49,192,911	EUR	49,551,735	358,824	–
	154,093,350	DB	10/18/2023	USD	152,140,662	GBP	154,093,350	1,952,688	–
	58,676,587	BAML	12/22/2023	USD	58,220,412	GBP	58,676,587	456,176	(1)
	4,858,789	DB	10/18/2023	USD	4,870,352	ILS	4,858,789	–	(11,563)
	18,040,222	DB	10/18/2023	USD	18,062,980	INR	18,040,222	–	(22,758)
	124,937,604	DB	10/18/2023	USD	123,446,897	JPY	124,937,604	1,490,707	–
	67,520,978	BAML	12/22/2023	USD	66,586,981	JPY	67,520,978	933,997	–
	14,722,174	DB	10/18/2023	USD	14,517,204	KRW	14,722,174	204,970	–
	25,613,946	DB	10/18/2023	USD	25,614,954	MXN	25,613,946	–	(1,008)
	4,496,960	BAML	12/22/2023	USD	4,538,506	MXN	4,496,960	–	(41,546)
	29,807,043	DB	10/18/2023	USD	29,830,240	NOK	29,807,043	–	(23,197)
	36,866,643	DB	10/18/2023	USD	37,177,778	NZD	36,866,643	–	(311,135)
	43,424,207	BAML	12/22/2023	USD	43,992,026	NZD	43,424,207	–	(567,819)
	24,710,051	DB	10/18/2023	USD	24,353,924	PLN	24,710,051	356,127	–
	40,260,970	DB	10/18/2023	USD	40,467,116	SEK	40,260,970	–	(206,146)
	21,699,560	DB	10/18/2023	USD	21,635,138	SGD	21,699,560	64,422	–
	17,579,668	DB	10/18/2023	USD	17,787,374	ZAR	17,579,668	–	(207,706)
Total Sale Contracts					1,251,961,161		1,259,602,480	9,065,274	(1,423,955)
Net Forward Currency Contracts					$(646,134,961)		$(647,063,416)	$9,649,070	$(8,720,615)
Net Unrealized Appreciation								$928,455

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	INR	INDIAN RUPEE	SGD	SINGAPORE DOLLAR
BRL	BRAZILIAN REAL	JPY	JAPANESE YEN	USD	U.S. DOLLAR
CAD	CANADIAN DOLLAR	KRW	SOUTH KOREAN WON	ZAR	SOUTH AFRICAN RAND
CHF	SWISS FRANC	MXN	MEXICAN PESO
CLP	CHILEAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY
ILS	ISRAELI NEW SHEQEL	SEK	SWEDISH KRONA

	LoCorr Macro Strategies Fund
	Consolidated Schedule of Open Futures Contracts
September 30, 2023	(Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
	Purchase Contracts:
	Aluminum - 90 Day Settlement (a)	2	Oct-23	$116,800	$111,682	$5,118	$-
	Aluminum - 90 Day Settlement (a)	4	Oct-23	233,625	227,332	6,293	-
	Aluminum - 90 Day Settlement (a)	2	Nov-23	117,307	113,606	3,701	-
	Aluminum - 90 Day Settlement (a)	1	Dec-23	58,775	55,082	3,693	-
	Aluminum - 90 Day Settlement (a)	1	Dec-23	58,788	54,825	3,963	-
	Aluminum - 90 Day Settlement (a)	1	Dec-23	58,864	54,810	4,054	-
	Aluminum - 90 Day Settlement (a)	1	Dec-23	58,868	55,562	3,306	-
	Aluminum - 90 Day Settlement (a)	3	Dec-23	176,225	168,105	8,120	-
	Aluminum (a)	112	Dec-23	6,587,000	6,188,121	398,879	-
	Australian Dollar	389	Dec-23	25,109,950	25,262,959	-	(153,009)
	Brent Crude	117	Nov-23	10,572,120	10,636,262	-	(64,142)
	Brent Crude	37	Dec-23	3,286,340	3,283,492	2,848	-
	Brent Crude	717	Oct-23	66,107,400	66,185,436	-	(78,036)
	Brent Crude	24	Jan-24	2,104,080	2,094,777	9,303	-
	Brent Crude	14	Feb-24	1,214,500	1,201,276	13,224	-
	Brent Crude	8	Mar-24	687,840	705,169	-	(17,329)
	CAC 40 10 Euro Index	148	Oct-23	11,190,168	11,332,388	-	(142,220)
	Cocoa	164	Dec-23	5,900,879	5,415,205	485,674	-
	Copper - 90 Day Settlement (a)	1	Oct-23	205,692	210,540	-	(4,848)
	Copper - 90 Day Settlement (a)	1	Oct-23	206,006	212,450	-	(6,444)
	Copper - 90 Day Settlement (a)	1	Oct-23	206,206	215,280	-	(9,074)
	Copper - 90 Day Settlement (a)	1	Nov-23	206,281	219,179	-	(12,898)
	Copper - 90 Day Settlement (a)	2	Nov-23	412,629	429,321	-	(16,692)
	Copper - 90 Day Settlement (a)	1	Nov-23	206,398	212,549	-	(6,151)
	Copper - 90 Day Settlement (a)	1	Nov-23	206,450	210,049	-	(3,599)
	Copper - 90 Day Settlement (a)	2	Nov-23	413,088	419,473	-	(6,385)
	Copper - 90 Day Settlement (a)	1	Nov-23	206,600	210,581	-	(3,981)
	Copper - 90 Day Settlement (a)	1	Dec-23	206,682	210,383	-	(3,701)
	Copper - 90 Day Settlement (a)	2	Dec-23	413,416	418,725	-	(5,309)
	Copper - 90 Day Settlement (a)	1	Dec-23	206,733	210,627	-	(3,894)
	Copper - 90 Day Settlement (a)	1	Dec-23	206,750	208,895	-	(2,145)
	Copper - 90 Day Settlement (a)	1	Dec-23	206,625	206,659	-	(34)
	Copper - 90 Day Settlement (a)	1	Dec-23	206,600	205,670	930	-
	Copper (a)	111	Dec-23	22,949,250	23,176,585	-	(227,335)
	Cotton No.2	151	Dec-23	6,579,825	6,515,622	64,203	-
	DAX Index	0	Dec-23	-	-	-	-
	Dollar	147	Dec-23	15,554,805	15,343,944	210,861	-
	Dow Jones Industrial Average Mini E-Cbot Index	0	Dec-23	-	-	-	-
	Euro-Bobl	41	Dec-23	5,017,445	5,007,343	10,102	-
	Euro-Buxl 30 Yr Bond	21	Dec-23	2,716,668	2,720,746	-	(4,078)
	Euro-OAT	45	Dec-23	5,861,395	5,858,398	2,997	-
	Euro-Schatz	78	Dec-23	8,658,054	8,652,123	5,931	-
	Euro-Stoxx 50 Index	214	Dec-23	9,511,614	9,656,314	-	(144,700)
	FTSE 100 Index	53	Dec-23	4,960,505	4,952,218	8,287	-
	Gasoline RBOB	194	Oct-23	19,551,126	21,691,113	-	(2,139,987)
	Hang Seng Index	15	Oct-23	1,713,298	1,700,723	12,575	-
	Heating Oil	235	Oct-23	32,576,922	32,690,564	-	(113,642)
	Heating Oil	12	Dec-23	1,545,062	1,529,939	15,123	-
	Heating Oil	6	Jan-24	756,983	779,426	-	(22,443)
	Heating Oil	32	Nov-23	4,244,083	4,255,973	-	(11,890)
	IBEX 35 Index	31	Oct-23	3,093,937	3,115,284	-	(21,347)
	IFSC Nifty 50 Fut	107	Oct-23	4,218,047	4,224,417	-	(6,370)
	Japanese 10 Yr Bond	8	Dec-23	7,760,171	7,783,747	-	(23,576)
	Lead (a)	13	Dec-23	705,575	704,861	714	-
	Lean Hogs	11	Dec-23	315,810	333,026	-	(17,216)
	Live Cattle	40	Dec-23	3,006,800	3,038,716	-	(31,916)
	Low Sulphur Gasoil	24	Jan-24	2,164,200	2,162,027	2,173	-
	Low Sulphur Gasoil	332	Nov-23	32,079,500	31,060,313	1,019,187	-
	Low Sulphur Gasoil	83	Dec-23	7,692,025	7,486,269	205,756	-
	Mexican Peso	36	Dec-23	1,020,960	1,016,869	4,091	-
	MSCI Taiwan Index	16	Oct-23	912,000	910,571	1,429	-
	Nasdaq 100 E-Mini Index	126	Dec-23	37,463,580	39,000,790	-	(1,537,210)
	Natural Gas	35	Oct-23	1,115,237	1,147,662	-	(32,425)
	Natural Gas	136	Oct-23	3,983,440	3,964,676	18,764	-
	Natural Gas	54	Nov-23	1,788,480	1,824,608	-	(36,128)
	Natural Gas	4	Dec-23	142,600	142,837	-	(237)
	New Zealand Dollar	3	Dec-23	180,045	179,886	159	-
	Nickel (a)	5	Dec-23	559,830	620,786	-	(60,956)
	Nikkei 225 Index (OSE)	165	Dec-23	35,177,329	36,242,936	-	(1,065,607)
	Nikkei 225 Index (SGX)	14	Dec-23	1,499,164	1,491,631	7,533	-
	S&P 500 E-Mini Index	212	Dec-23	45,850,300	46,994,722	-	(1,144,422)
	Soybean Oil	70	Dec-23	2,344,860	2,618,547	-	(273,687)
	SPI 200 Index	34	Dec-23	3,872,554	3,864,358	8,196	-
	Sugar	517	Feb-24	15,332,979	15,416,882	-	(83,903)
	Swiss Franc	4	Jun-25	1,162,945	1,163,071	-	(126)
	Tokyo Price Index	339	Dec-23	52,707,876	53,905,877	-	(1,198,001)
	Wheat	9	Dec-23	243,675	260,697	-	(17,022)
	WTI Crude	34	Dec-23	2,957,320	2,892,342	64,978	-
	WTI Crude	667	Oct-23	60,556,930	59,175,920	1,381,010	-
	WTI Crude	101	Nov-23	8,968,800	8,783,323	185,477	-
	WTI Crude	23	Jan-24	1,961,210	1,939,902	21,308	-
	WTI Crude	13	Feb-24	1,090,440	1,063,584	26,856	-
	WTI Crude	8	Mar-24	662,240	663,744	-	(1,504)
	Zinc - 90 Day Settlement (a)	1	Oct-23	66,139	61,067	5,072	-
	Zinc - 90 Day Settlement (a)	1	Oct-23	66,146	62,600	3,546	-
	Zinc - 90 Day Settlement (a)	1	Nov-23	66,175	63,314	2,861	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,277	62,136	4,141	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,313	62,065	4,248	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,342	62,762	3,580	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,350	62,483	3,867	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,369	63,122	3,247	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,211	63,879	2,332	-
	Zinc - 90 Day Settlement (a)	1	Dec-23	66,230	65,570	660	-
	Zinc (a)	31	Dec-23	2,055,881	1,909,433	146,448	-
	Total Purchase Contracts					4,406,818	(8,755,619)

Sale Contracts:
	10 Yr Mini JGB	(9)	Dec-23	$873,260	$875,036	$1,776	$-
	3 Mo Euro Euribor	(580)	Jun-24	147,460,487	147,524,029	63,542	-
	3 Mo Euro Euribor	(291)	Sep-24	74,142,161	74,223,717	81,556	-
	3 Mo Euro Euribor	(1,966)	Dec-24	502,048,658	502,702,064	653,406	-
	3 Mo Euro Euribor	(223)	Mar-25	57,043,770	57,076,565	32,795	-
	3 Mo Euro Euribor	(171)	Jun-25	43,789,541	43,834,138	44,597	-
	3 Mo Euro Euribor	(118)	Sep-25	30,234,498	30,260,171	25,673	-
	3 Mo Euro Euribor	(91)	Dec-25	23,326,055	23,338,640	12,585	-
	Aluminum - 90 Day Settlement (a)	(2)	Oct-23	116,800	108,392	-	(8,408)
	Aluminum - 90 Day Settlement (a)	(4)	Oct-23	233,625	227,581	-	(6,044)
	Aluminum - 90 Day Settlement (a)	(2)	Nov-23	117,307	112,812	-	(4,495)
	Aluminum - 90 Day Settlement (a)	(1)	Dec-23	58,775	55,233	-	(3,542)
	Aluminum - 90 Day Settlement (a)	(1)	Dec-23	58,788	54,794	-	(3,994)
	Aluminum - 90 Day Settlement (a)	(1)	Dec-23	58,864	54,926	-	(3,938)
	Aluminum - 90 Day Settlement (a)	(1)	Dec-23	58,868	55,609	-	(3,259)
	Aluminum - 90 Day Settlement (a)	(3)	Dec-23	176,225	167,748	-	(8,477)
	Aluminum (a)	(256)	Dec-23	15,056,000	14,215,760	-	(840,240)
	Australian 10 Yr Bond	(1,397)	Dec-23	100,574,141	102,348,516	1,774,375	-
	Australian 3 Yr Bond	(227)	Dec-23	15,374,528	15,458,827	84,299	-
	Australian Dollar	(92)	Dec-23	5,938,600	5,960,909	22,309	-
	Bovespa Index	(245)	Oct-23	5,713,539	5,625,749	-	(87,790)
	British Pound	(1,692)	Dec-23	129,120,750	129,031,379	-	(89,371)
	CAC 40 10 Euro Index	(2)	Oct-23	151,218	149,879	-	(1,339)
	Canadian 10 Yr Bond	(1,080)	Dec-23	91,544,560	93,341,303	1,796,743	-
	Canadian Dollar	(496)	Dec-23	36,622,160	36,709,117	86,957	-
	Carbon Emission	(30)	Dec-23	2,590,369	2,598,952	8,583	-
	CBOE Volatility Index	(195)	Dec-23	21,754,688	21,778,806	24,118	-
	CBOE Volatility Index	(149)	Oct-23	2,647,909	2,589,679	-	(58,230)
	CBOE Volatility Index	(35)	Nov-23	638,621	601,736	-	(36,885)
	CBOE Volatility Index	(39)	Dec-23	715,404	671,101	-	(44,303)
	Cocoa (NYBOT)	(25)	Dec-23	854,500	886,209	31,709	-
	Coffee	(228)	Dec-23	12,495,825	13,012,318	516,493	-
	Copper - 90 Day Settlement (a)	(1)	Oct-23	205,692	208,062	2,370	-
	Copper - 90 Day Settlement (a)	(1)	Oct-23	206,006	211,172	5,166	-
	Copper - 90 Day Settlement (a)	(1)	Oct-23	206,206	215,442	9,236	-
	Copper - 90 Day Settlement (a)	(1)	Nov-23	206,281	215,997	9,716	-
	Copper - 90 Day Settlement (a)	(2)	Nov-23	412,629	423,835	11,206	-
	Copper - 90 Day Settlement (a)	(1)	Nov-23	206,398	213,978	7,580	-
	Copper - 90 Day Settlement (a)	(1)	Nov-23	206,450	210,960	4,510	-
	Copper - 90 Day Settlement (a)	(2)	Nov-23	413,088	418,484	5,396	-
	Copper - 90 Day Settlement (a)	(1)	Nov-23	206,600	211,684	5,084	-
	Copper - 90 Day Settlement (a)	(1)	Dec-23	206,682	209,240	2,558	-
	Copper - 90 Day Settlement (a)	(2)	Dec-23	413,416	419,032	5,616	-
	Copper - 90 Day Settlement (a)	(1)	Dec-23	206,733	210,356	3,623	-
	Copper - 90 Day Settlement (a)	(1)	Dec-23	206,750	207,654	904	-
	Copper - 90 Day Settlement (a)	(1)	Dec-23	206,625	204,694	-	(1,931)
	Copper - 90 Day Settlement (a)	(1)	Dec-23	206,600	206,579	-	(21)
	Copper (a)	(185)	Dec-23	38,248,750	38,491,368	242,618	-
	Copper	(116)	Dec-23	10,838,750	10,677,817	-	(160,933)
	Corn	(839)	Dec-23	19,999,663	20,252,135	252,472	-
	DAX Index	(22)	Dec-23	9,028,176	8,929,184	-	(98,992)
	Dow Jones Industrial Average Mini E-Cbot Index	(163)	Dec-23	27,485,875	27,646,764	160,889	-
	Euro	(1,170)	Dec-23	155,207,813	154,896,936	-	(310,877)
	Euro-Bobl	(2,484)	Dec-23	303,983,721	306,223,030	2,239,309	-
	Euro-BTP	(498)	Dec-23	57,774,001	59,474,509	1,700,508	-
	Euro-Bund	(1,615)	Dec-23	219,647,511	222,606,665	2,959,154	-
	Euro-Buxl 30 Yr Bond	(239)	Dec-23	30,918,264	32,726,950	1,808,686	-
	Euro-OAT	(512)	Dec-23	66,689,644	68,158,225	1,468,581	-
	Euro-Schatz	(4,079)	Dec-23	452,771,806	454,382,136	1,610,330	-
	FTSE 100 Index	(33)	Dec-23	3,088,617	3,061,902	-	(26,715)
	FTSE China A50 Index	(499)	Oct-23	6,286,402	6,253,950	-	(32,452)
	FTSE MIB Index	(25)	Dec-23	3,737,776	3,762,486	24,710	-
	FTSE/JSE Top 40 Index	(8)	Dec-23	284,994	285,831	837	-
	Gasoline RBOB	(17)	Oct-23	1,713,243	1,769,475	56,232	-
	Gasoline RBOB	(2)	Dec-23	195,191	195,700	509	-
	Gasoline RBOB	(12)	Nov-23	1,184,198	1,192,938	8,740	-
	Gold	(1,110)	Dec-23	207,137,100	213,434,870	6,297,770	-
	Hang Seng Index	(238)	Oct-23	27,184,327	26,731,901	-	(452,426)
	Hard Red Wheat	(301)	Dec-23	9,989,438	11,256,097	1,266,659	-
	H-Shares Index	(235)	Oct-23	9,274,322	9,135,817	-	(138,505)
	Japanese 10 Yr Bond	(15)	Dec-23	14,550,321	14,559,807	9,486	-
	Japanese Yen	(629)	Dec-23	53,288,094	53,500,055	211,961	-
	KOSPI 200 Index	(410)	Dec-23	24,990,738	25,412,965	422,227	-
	Lead (a)	(15)	Dec-23	814,125	824,342	10,217	-
	Long Gilt	(1,148)	Dec-23	131,888,336	131,676,282	-	(212,054)
	MSCI EAFE Index	(19)	Dec-23	1,939,425	1,937,152	-	(2,273)
	MSCI Emerging Markets Index	(62)	Dec-23	2,962,050	2,959,703	-	(2,347)
	Nasdaq 100 E-Mini Index	(13)	Dec-23	3,865,290	3,865,394	104	-
	Natural Gas	(164)	Oct-23	4,803,560	4,870,725	67,165	-
	Natural Gas	(4)	Jan-24	139,880	138,943	-	(937)
	Natural Gas	(1)	Feb-24	32,200	31,798	-	(402)
	Nickel (a)	(10)	Dec-23	1,119,660	1,242,232	122,572	-
	Nikkei 225 Index (SGX)	(28)	Dec-23	2,998,327	2,977,047	-	(21,280)
	Russell 2000 Mini Index	(305)	Dec-23	27,428,650	27,585,140	156,490	-
	S&P 500 E-Mini Index	(156)	Dec-23	33,738,900	33,847,068	108,168	-
	S&P MidCap 400 E-Mini Index	(4)	Dec-23	1,008,160	1,012,133	3,973	-
	S&P/TSX 60 Index	(47)	Dec-23	8,140,784	8,172,048	31,264	-
	SET 50 Index	(290)	Dec-23	1,436,124	1,459,673	23,549	-
	Silver	(199)	Dec-23	22,337,750	22,941,783	604,033	-
	Soybean	(242)	Nov-23	15,427,500	16,214,808	787,308	-
	Soybean Meal	(249)	Dec-23	9,491,880	9,782,889	291,009	-
	Soybean Oil	(25)	Dec-23	837,450	848,682	11,232	-
	Sugar	(4)	Feb-24	118,630	118,442	-	(188)
	Swiss Franc	(28)	Sep-24	8,091,508	8,088,129	-	(3,379)
	Swiss Franc	(19)	Dec-24	5,501,388	5,486,807	-	(14,581)
	Swiss Franc	(313)	Mar-25	90,823,847	90,354,422	-	(469,425)
	Swiss Franc	(9)	Sep-25	2,620,470	2,618,465	-	(2,005)
	Swiss Franc	(23)	Dec-25	6,704,124	6,693,307	-	(10,817)
	Swiss Franc	(11)	Mar-26	3,209,172	3,207,195	-	(1,977)
	Swiss Franc	(154)	Jun-26	36,983,100	36,942,479	-	(40,621)
	Swiss Franc	(1,803)	Mar-25	430,060,575	431,646,163	1,585,588	-
	Swiss Franc	(484)	Dec-23	66,646,800	66,639,771	-	(7,029)
	U.S. 10 Yr Note	(2,328)	Dec-23	251,569,500	252,479,412	909,912	-
	U.S. 2 Yr Note	(2,920)	Dec-23	591,915,942	593,238,508	1,322,566	-
	U.S. 5 Yr Note	(2,939)	Dec-23	309,651,210	310,410,580	759,370	-
	U.S. Long Bond	(2,053)	Dec-23	233,592,906	236,726,945	3,134,039	-
	U.S. Ultra Bond	(639)	Dec-23	75,841,313	78,693,427	2,852,114	-
	Wheat	(481)	Dec-23	13,023,075	15,656,830	2,633,755	-
	Zinc - 90 Day Settlement (a)	(1)	Oct-23	66,139	61,853	-	(4,286)
	Zinc - 90 Day Settlement (a)	(1)	Oct-23	66,146	61,971	-	(4,175)
	Zinc - 90 Day Settlement (a)	(1)	Nov-23	66,175	62,110	-	(4,065)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,277	62,163	-	(4,114)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,313	61,404	-	(4,909)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,342	61,804	-	(4,538)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,350	62,126	-	(4,224)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,369	62,155	-	(4,214)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,211	63,912	-	(2,299)
	Zinc - 90 Day Settlement (a)	(1)	Dec-23	66,230	62,845	-	(3,385)
	Zinc (a)	(122)	Dec-23	8,090,888	7,515,770	-	(575,118)
Total Sale Contracts						41,490,587	(3,827,809)
	Total Futures Contracts					$45,897,405	$(12,583,428)
	Net Unrealized Appreciation					$33,313,977

(a)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.
COMEX	.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2023	(Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2023:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$80,837,508	$-	$80,837,508
Corporate Bonds	-	151,142,816	-	151,142,816
Mortgage Backed Securities	-	134,382,098	-	134,382,098
Municipal Bonds	-	8,938,853	-	8,938,853
U.S. Government Agency Issues	-	73,298,383	-	73,298,383
U.S. Government Notes	-	280,653,278	-	280,653,278
Short Term Investments	-	908,902,272	-	908,902,272
Total Investments	$-	$1,638,155,208	$-	$1,638,155,208

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(6,712,864)	$-	$(6,712,864)
Sale	-	7,641,319	-	7,641,319
Total Forward Currency Contracts	-	928,455	-	928,455
Futures Contracts
Long	$(4,348,801)	-	-	(4,348,801)
Short	37,662,778	-	-	37,662,778
Total Futures Contracts	33,313,977	-	-	33,313,977
Total Other Financial Instruments	$33,313,977	$928,455	$-	$34,242,432

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2023.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.